Balances and Transactions with Related Parties and Affiliated Companies - Transactions (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses:
Other expenses with related parties	$ 88	$ 225	$ 57
Other revenue
Income:
Income from related party transaction	273	1,671	963
Heineken Group
Income:
Income from related party transaction	0	0	3,796
Heineken Group | Beer
Expenses:
Purchase of goods from related party transaction	0	0	16,006
Jugos del Valle, S.A.P.I. de C.V. | Logistic services
Income:
Income from related party transaction	566	601	552
Jugos del Valle, S.A.P.I. de C.V. | Juices
Expenses:
Purchase of goods from related party transaction	7,080	5,301	4,990
BBVA Bancomer, S.A de C.V.
Expenses:
Interest expense and fee paid to related party transaction	206	215	472
BBVA Bancomer, S.A de C.V. | Interest Revenue
Income:
Income from related party transaction	2,732	3,346	2,297
Grupo Financiero Scotiabank Inverlat SA | Interest Revenue
Income:
Income from related party transaction	454	413	455
The Coca-Cola company
Expenses:
Contributions	2,012	2,450	1,170
The Coca-Cola company | Concentrate
Expenses:
Purchase of goods from related party transaction	54,502	46,461	43,717
The Coca-Cola company | Advertising
Expenses:
Services received, related party transaction	948	869	545
Grupo Industrial Bimbo, S.A.B. de C. V. | Baked goods and snacks
Expenses:
Purchase of goods from related party transaction	7,249	7,264	6,101
Promotora Industrial Azucarera, S.A. de C.V. | Sugar
Expenses:
Purchase of goods from related party transaction	2,718	2,841	2,841
Beta San Miguel | Sugar
Expenses:
Purchase of goods from related party transaction	722	917	724
Fountain Agua Mineral, L.T.D.A. | Inventories
Expenses:
Purchase of goods from related party transaction	1,143	638	0
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) | Canned products
Expenses:
Purchase of goods from related party transaction	989	843	577
AdeS Alimentos y Bebidas
Expenses:
Purchase of goods from related party transaction	2,373	2,466	0
Leao Alimentos e Bebidas, L.T.D.A. | Inventories
Expenses:
Purchase of goods from related party transaction	112	181	215
Ecolab Inc | Materials
Expenses:
Purchase of goods from related party transaction	0	0	99
Grupo Televisa, S.A.B. de C.V. | Advertising
Expenses:
Services received, related party transaction	0	196	123
Grupo Nacional Provincial, S.A.B.
Expenses:
Services received, related party transaction	0	0	10
Fundacion FEMSA, A.C.
Expenses:
Donations to related party transactions	344	309	232
Difusion y Fomento Cultural, A.C.
Expenses:
Donations to related party transactions	125	123	20
Donations to ITESM
Expenses:
Donations to related party transactions	241	237	371
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) | Resine
Expenses:
Purchase of goods from related party transaction	$ 356	$ 458	$ 504